Condensed Consolidated Statements of Changes in Equity (Unaudited) - JPY (¥) ¥ in Millions	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Total ORIX Corporation Shareholders' Equity	Noncontrolling Interests
Beginning Balance at Mar. 31, 2016	¥ 2,472,819	¥ 220,469	¥ 257,629	¥ 1,864,241	¥ (6,222)	¥ (25,686)	¥ 2,310,431	¥ 162,388
Contribution to subsidiaries	1,447						0	1,447
Transaction with noncontrolling interests	(58)		(5)				(5)	(53)
Comprehensive income, net of tax:
Net income	146,791			142,150			142,150	4,641
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(2,853)				(2,798)		(2,798)	(55)
Net change of defined benefit pension plans	1,499				1,361		1,361	138
Net change of foreign currency translation adjustments	(58,740)				(52,314)		(52,314)	(6,426)
Net change of unrealized gains (losses) on derivative instruments	(1,800)				(1,713)		(1,713)	(87)
Total other comprehensive income (loss)	(61,894)						(55,464)	(6,430)
Total comprehensive income	84,897						86,686	(1,789)
Cash dividends	(33,698)			(31,141)			(31,141)	(2,557)
Acquisition of treasury stock	(1,235)					(1,235)	(1,235)	0
Disposal of treasury stock	28		(56)			84	28	0
Other, net	196		197	(1)			196	0
Ending Balance at Sep. 30, 2016	2,524,396	220,469	257,765	1,975,249	(61,686)	(26,837)	2,364,960	159,436
Beginning Balance at Jun. 30, 2016					(35,434)
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(9,625)
Net change of defined benefit pension plans	202
Net change of unrealized gains (losses) on derivative instruments	132
Ending Balance at Sep. 30, 2016	2,524,396	220,469	257,765	1,975,249	(61,686)	(26,837)	2,364,960	159,436
Beginning Balance at Mar. 31, 2017	2,647,625	220,524	268,138	2,077,474	(21,270)	(37,168)	2,507,698	139,927
Contribution to subsidiaries	8,078						0	8,078
Transaction with noncontrolling interests	(8,186)		(560)				(560)	(7,626)
Comprehensive income, net of tax:
Net income	169,253			165,970			165,970	3,283
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(3,027)				(2,962)		(2,962)	(65)
Net change of defined benefit pension plans	(447)				(447)		(447)	0
Net change of foreign currency translation adjustments	18,621				17,893		17,893	728
Net change of unrealized gains (losses) on derivative instruments	76				72		72	4
Total other comprehensive income (loss)	15,223						14,556	667
Total comprehensive income	184,476						180,526	3,950
Cash dividends	(45,389)			(38,162)			(38,162)	(7,227)
Exercise of stock options	59	39	20				59	0
Acquisition of treasury stock	(39,109)					(39,109)	(39,109)	0
Disposal of treasury stock	73		(180)			253	73	0
Other, net	215		216	(1)			215	0
Ending Balance at Sep. 30, 2017	2,747,842	220,563	267,634	2,205,281	(6,714)	(76,024)	2,610,740	137,102
Beginning Balance at Jun. 30, 2017					(16,684)
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(1,071)
Net change of defined benefit pension plans	(190)
Net change of unrealized gains (losses) on derivative instruments	(69)
Ending Balance at Sep. 30, 2017	¥ 2,747,842	¥ 220,563	¥ 267,634	¥ 2,205,281	¥ (6,714)	¥ (76,024)	¥ 2,610,740	¥ 137,102